Other operating income	12 Months Ended
Dec. 31, 2019
Other operating income.
Other operating income
2 4 .	Other operating income
Other operating income consists of government grants and other miscellaneous income.
Grants related to depreciable assets are recognized in profit or loss over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets.
Other operating income is comprised of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Government grants	347,817	553,153	427,832
Claims income	68,993	101,778	96,388
Others	114,245	102,131	121,193

Total other operating income	531,055	757,062	645,413